Deferred and Contingent Considerations on Acquisitions - Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current deferred and contingent consideration:
Total current deferred and contingent consideration	R$ 277,183	R$ 227,077
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration		5,000
Effecti [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	126,414	106,096
Leadlovers [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	56,799	44,021
Ipe [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	39,199	34,770
Datahub [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	26,938	23,088
Onclick [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	22,833	19,102
Smart NX [Member]
Current deferred and contingent consideration:
Total current deferred and contingent consideration	5,000
Non-current deferred and contingent consideration:
Total non-current deferred and contingent consideration		R$ 5,000